Goodwill and Intangible Assets - Schedule of Intangible Assets Subject to Amortization (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2019	Dec. 31, 2018
Total intangible assets, term	9 years 7 months 6 days
Intangible assets, gross carrying amount	$ 147,000	$ 147,000	$ 147,000
Intangible assets, accumulated amortization	(12,782)	(12,782)	(8,948)
Intangible assets, net carrying amount	$ 134,218	$ 134,218	138,052
Customer Contracts [Member]
Total intangible assets, term	10 years	10 years
Intangible assets, gross carrying amount	$ 121,500	$ 121,500	121,500
Intangible assets, accumulated amortization	(10,126)	(10,126)	(7,088)
Intangible assets, net carrying amount	$ 111,374	111,374	114,412
Trademarks and Trade Names [Member]
Total intangible assets, term	8 years
Intangible assets, gross carrying amount	$ 25,500	25,500	25,500
Intangible assets, accumulated amortization	(2,656)	(2,656)	(1,860)
Intangible assets, net carrying amount	$ 22,844	$ 22,844	$ 23,640